Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

	As of December 31,
	2022 (As adjusted)	2023
	RMB	RMB
Finished goods	123,672	117,665
Raw materials	7,229	27,185
Inventories	130,901	144,850